UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-07619

Nuveen Investment Trust

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary

333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year end: August 31

Date of reporting period: May 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Nuveen Large Cap Value Fund

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.9%

	COMMON STOCKS – 99.9%

	Aerospace & Defense – 2.0%

25,000	Huntington Ingalls Industries Inc.	$3,835,250

80,000	Spirit AeroSystems Holdings Inc., (2)	3,742,400
	Total Aerospace & Defense	7,577,650

	Airlines – 1.3%

32,000	Copa Holdings SA	1,650,240

78,000	Delta Air Lines, Inc.	3,389,880
	Total Airlines	5,040,120

	Auto Components – 1.8%

124,000	Goodyear Tire & Rubber Company	3,468,280

30,000	Lear Corporation	3,562,800
	Total Auto Components	7,031,080

	Automobiles – 3.2%

452,000	Ford Motor Company	6,097,480

189,000	General Motors Company	5,911,920
	Total Automobiles	12,009,400

	Banks – 7.8%

141,000	Bank of America Corporation	2,085,390

176,000	Citigroup Inc.	8,196,320

198,000	JP Morgan Chase & Co.	12,923,460

32,000	Regions Financial Corporation	314,560

113,000	SunTrust Banks, Inc.	4,951,660

26,000	Wells Fargo & Company	1,318,720
	Total Banks	29,790,110

	Biotechnology – 1.0%

23,000	Amgen Inc.	3,632,850

	Building Products – 0.5%

35,000	Owens Corning	1,787,450

	Capital Markets – 2.8%

134,000	Bank New York Mellon	5,636,040

23,000	Charles Schwab Corporation	703,340

79,000	Raymond James Financial Inc.	4,429,530
	Total Capital Markets	10,768,910

NUVEEN	1

Nuveen Large Cap Value Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Chemicals – 1.0%

87,000	Cabot Corporation	$3,976,770

	Commercial Services & Supplies – 1.0%

197,000	Pitney Bowes Inc.	3,670,110

	Communications Equipment – 3.6%

484,000	Brocade Communications Systems Inc.	4,385,040

324,000	Cisco Systems, Inc.	9,412,200
	Total Communications Equipment	13,797,240

	Construction & Engineering – 4.4%

121,000	AECOM, (2)	3,885,310

106,000	Chicago Bridge & Iron Company N.V.	4,053,440

80,000	Jacobs Engineering Group, Inc., (2)	4,055,200

170,000	Quanta Services Incorporated, (2)	4,085,100

6,000	Valmont Industries, Inc.	829,920
	Total Construction & Engineering	16,908,970

	Consumer Finance – 2.7%

83,000	American Express Company	5,458,080

85,000	Discover Financial Services	4,828,850
	Total Consumer Finance	10,286,930

	Diversified Financial Services – 0.5%

13,000	Berkshire Hathaway Inc., Class B, (2)	1,827,020

	Diversified Telecommunication Services – 4.8%

132,000	AT&T Inc.	5,167,800

163,000	CenturyLink Inc.	4,420,560

208,000	Intelsat SA, (2)	671,840

89,000	Verizon Communications Inc.	4,530,100

404,000	Windstream Holdings Inc.	3,389,560
	Total Diversified Telecommunication Services	18,179,860

	Electric Utilities – 0.5%

54,000	Exelon Corporation	1,850,580

	Electrical Equipment – 1.1%

70,000	Regal-Beloit Corporation	3,999,100

	Electronic Equipment, Instruments & Components – 3.7%

67,000	Arrow Electronics, Inc., (2)	4,329,540

69,000	Avnet Inc.	2,831,070

2	NUVEEN

Shares	Description (1)	Value

	Electronic Equipment, Instruments & Components (continued)

102,000	Ingram Micro, Inc., Class A	$3,532,260

187,000	Jabil Circuit Inc.	3,567,960
	Total Electronic Equipment, Instruments & Components	14,260,830

	Energy Equipment & Services – 3.4%

174,000	Atwood Oceanics Inc.	1,856,580

237,000	Ensco PLC	2,343,930

295,000	Noble Corporation PLC	2,460,300

233,000	Rowan Companies Inc.	3,944,690

522,000	Seadrill Limited	1,612,980

173,000	Tidewater Inc.	749,090
	Total Energy Equipment & Services	12,967,570

	Food & Staples Retailing – 4.9%

94,000	Sysco Corporation	4,522,340

77,000	Walgreens Boots Alliance Inc.	5,959,800

113,000	Wal-Mart Stores, Inc.	7,998,140
	Total Food & Staples Retailing	18,480,280

	Food Products – 2.4%

110,000	Archer-Daniels-Midland Company	4,704,700

69,000	Tyson Foods, Inc., Class A	4,400,820
	Total Food Products	9,105,520

	Health Care Providers & Services – 5.9%

45,000	Aetna Inc.	5,095,350

37,000	Anthem Inc.	4,889,920

51,000	Cardinal Health, Inc.	4,026,450

56,000	Express Scripts, Holding Company, (2)	4,230,800

2,000	HCA Holdings Inc., (2)	156,040

31,000	UnitedHealth Group Incorporated	4,143,770
	Total Health Care Providers & Services	22,542,330

	Hotels, Restaurants & Leisure – 0.8%

46,000	Darden Restaurants, Inc.	3,120,180

	Household Products – 0.2%

11,000	Procter & Gamble Company	891,440

	Independent Power & Renewable Electricity Producers – 0.1%

40,000	AES Corporation	443,600

NUVEEN	3

Nuveen Large Cap Value Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Industrial Conglomerates – 0.9%

113,000	General Electric Company	$3,415,990

	Insurance – 5.7%

73,000	AFLAC Incorporated	5,070,580

72,000	Aspen Insurance Holdings Limited	3,445,200

127,000	Assured Guaranty Limited	3,415,030

59,000	Prudential Financial, Inc.	4,675,750

44,000	Travelers Companies, Inc.	5,022,160
	Total Insurance	21,628,720

	IT Services – 2.0%

76,000	Leidos Holdings Inc.	3,754,400

399,000	Xerox Corporation	3,978,030
	Total IT Services	7,732,430

	Machinery – 3.0%

129,000	Allision Transmission Holdings Inc.	3,623,610

36,000	Cummins Inc.	4,120,920

206,000	Joy Global Inc.	3,508,180
	Total Machinery	11,252,710

	Media – 1.0%

243,000	Gannett Company, Inc.	3,795,660

	Metals & Mining – 3.3%

90,000	Nucor Corporation	4,365,900

55,000	Reliance Steel & Aluminum Company	4,089,250

168,000	Steel Dynamics Inc.	4,147,920
	Total Metals & Mining	12,603,070

	Multiline Retail – 3.6%

78,000	Big Lots, Inc.	4,079,400

230,000	J.C. Penney Company, Inc.	1,791,700

75,000	Kohl’s Corporation	2,703,000

76,000	Target Corporation	5,227,280
	Total Multiline Retail	13,801,380

	Oil, Gas & Consumable Fuels – 3.1%

108,000	CVTR Energy Inc.	2,121,120

794,000	Denbury Resources Inc.	3,183,940

75,000	Exxon Mobil Corporation	6,676,500
	Total Oil, Gas & Consumable Fuels	11,981,560

4	NUVEEN

Shares	Description (1)	Value

	Personal Products – 2.0%

61,000	Herbalife, Limited	$3,531,290

104,000	Nu Skin Enterprises, Inc., Class A	4,102,800
	Total Personal Products	7,634,090

	Pharmaceuticals – 0.9%

26,000	Johnson & Johnson	2,929,940

11,000	Pfizer Inc.	381,700
	Total Pharmaceuticals	3,311,640

	Professional Services – 1.1%

52,000	Manpower Inc.	4,147,000

	Semiconductors & Semiconductor Equipment – 5.1%

296,000	Intel Corporation	9,350,640

388,000	ON Semiconductor Corporation, (2)	3,790,760

118,000	QUALCOMM, Inc.	6,480,560
	Total Semiconductors & Semiconductor Equipment	19,621,960

	Specialty Retail – 1.1%

133,000	Best Buy Co., Inc.	4,278,610

	Technology Hardware, Storage & Peripherals – 3.3%

35,000	Apple, Inc.	3,495,100

355,000	HP Inc.	4,749,900

140,000	NCR Corporation	4,323,200
	Total Technology Hardware, Storage & Peripherals	12,568,200

	Trading Companies & Distributors – 1.1%

71,000	WESCO International Inc., (2)	4,141,430

	Wireless Telecommunication Services – 1.3%

17,000	Telephone and Data Systems Inc.	489,430

101,000	T-Mobile US Inc., (2)	4,318,760
	Total Wireless Telecommunication Services	4,808,190
	Total Long-Term Investments (cost $364,493,401)	380,668,540
	Other Assets Less Liabilities – 0.1%	448,513
	Net Assets – 100%	$381,117,053

NUVEEN	5

Nuveen Large Cap Value Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$380,668,540	$—	$—	$380,668,540

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2016, the cost of investments was $370,117,387.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2016, were as follows:

Gross unrealized:
Appreciation	$38,770,567
Depreciation	(28,219,414)
Net unrealized appreciation (depreciation) of investments	$10,551,153

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

6	NUVEEN

Nuveen Large Cap Core Fund

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.9%

	COMMON STOCKS – 99.9%

	Aerospace & Defense – 3.3%

26,000	Boeing Company	$3,279,900

17,000	Huntington Ingalls Industries Inc.	2,607,970

54,000	Spirit AeroSystems Holdings Inc., (2)	2,526,120
	Total Aerospace & Defense	8,413,990

	Airlines – 4.4%

37,000	Alaska Air Group, Inc.	2,456,800

70,000	Delta Air Lines, Inc.	3,042,200

68,000	Southwest Airlines Co.	2,888,640

59,000	United Continental Holdings Inc., (2)	2,660,310
	Total Airlines	11,047,950

	Auto Components – 0.9%

20,000	Lear Corporation	2,375,200

	Automobiles – 2.6%

244,000	Ford Motor Company	3,291,560

103,000	General Motors Company	3,221,840
	Total Automobiles	6,513,400

	Banks – 0.4%

9,000	JP Morgan Chase & Co.	587,430

7,000	Wells Fargo & Company	355,040
	Total Banks	942,470

	Beverages – 0.5%

15,000	Dr. Pepper Snapple Group	1,371,000

	Biotechnology – 3.9%

26,000	Amgen Inc.	4,106,700

45,000	Gilead Sciences, Inc.	3,917,700

15,000	United Therapeutics Corporation, (2)	1,786,050
	Total Biotechnology	9,810,450

	Building Products – 0.6%

28,000	Owens Corning	1,429,960

	Capital Markets – 3.2%

71,000	Bank New York Mellon	2,986,260

41,000	Raymond James Financial Inc.	2,298,870

36,000	T. Rowe Price Group Inc.	2,774,160
	Total Capital Markets	8,059,290

NUVEEN	7

Nuveen Large Cap Core Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Chemicals – 1.0%

57,000	Cabot Corporation	$2,605,470

	Communications Equipment – 3.5%

240,000	Brocade Communications Systems Inc.	2,174,400

155,000	Cisco Systems, Inc.	4,502,750

91,000	Juniper Networks Inc.	2,130,310
	Total Communications Equipment	8,807,460

	Construction & Engineering – 3.0%

80,000	AECOM, (2)	2,568,800

51,000	Jacobs Engineering Group, Inc., (2)	2,585,190

18,000	Valmont Industries, Inc.	2,489,760
	Total Construction & Engineering	7,643,750

	Consumer Finance – 1.1%

50,000	Discover Financial Services	2,840,500

	Diversified Financial Services – 1.3%

6,000	Berkshire Hathaway Inc., Class B, (2)	843,240

39,000	NASDAQ Stock Market, Inc.	2,574,390
	Total Diversified Financial Services	3,417,630

	Diversified Telecommunication Services – 2.3%

13,000	AT&T Inc.	508,950

89,000	CenturyLink Inc.	2,413,680

23,000	Verizon Communications Inc.	1,170,700

194,000	Windstream Holdings Inc.	1,627,660
	Total Diversified Telecommunication Services	5,720,990

	Electrical Equipment – 1.1%

23,000	Rockwell Automation, Inc.	2,669,150

	Electronic Equipment, Instruments & Components – 2.1%

65,000	Ingram Micro, Inc., Class A	2,250,950

99,000	Jabil Circuit Inc.	1,888,920

88,000	Vishay Intertechnology Inc.	1,140,480
	Total Electronic Equipment, Instruments & Components	5,280,350

	Energy Equipment & Services – 0.4%

76,000	Noble Corporation PLC	633,840

82,000	Tidewater Inc.	355,060
	Total Energy Equipment & Services	988,900

	Food & Staples Retailing – 2.4%

59,000	Sysco Corporation	2,838,490

43,000	Walgreens Boots Alliance Inc.	3,328,200
	Total Food & Staples Retailing	6,166,690

8	NUVEEN

Shares	Description (1)	Value

	Food Products – 1.5%

48,000	Pilgrim’s Pride Corporation, (2)	$1,193,760

42,000	Tyson Foods, Inc., Class A	2,678,760
	Total Food Products	3,872,520

	Health Care Providers & Services – 8.7%

27,000	Aetna Inc.	3,057,210

35,000	AmerisourceBergen Corporation	2,624,300

21,000	Anthem Inc.	2,775,360

37,000	Cardinal Health, Inc.	2,921,150

44,000	Express Scripts, Holding Company, (2)	3,324,200

17,000	McKesson HBOC Inc.	3,113,380

31,000	UnitedHealth Group Incorporated	4,143,770
	Total Health Care Providers & Services	21,959,370

	Hotels, Restaurants & Leisure – 5.5%

48,000	Brinker International Inc.	2,158,560

39,000	Darden Restaurants, Inc.	2,645,370

47,000	Dunkin Brands Group Inc.	2,034,630

28,000	McDonald’s Corporation	3,417,680

5,000	Panera Bread Company, (2)	1,095,750

32,000	YUM! Brands, Inc.	2,626,880
	Total Hotels, Restaurants & Leisure	13,978,870

	Household Products – 0.1%

3,000	Procter & Gamble Company	243,120

	Independent Power & Renewable Electricity Producers – 1.0%

159,000	NRG Energy Inc.	2,604,420

	Industrial Conglomerates – 0.4%

37,000	General Electric Company	1,118,510

	Insurance – 1.8%

1,000	AFLAC Incorporated	69,460

95,000	Assured Guaranty Limited	2,554,550

17,000	Travelers Companies, Inc.	1,940,380
	Total Insurance	4,564,390

	Internet & Catalog Retail – 1.1%

1,000	Amazon.com, Inc., (2)	722,790

558,000	Groupon Inc., (2)	1,975,320
	Total Internet & Catalog Retail	2,698,110

	Internet Software & Services – 2.5%

4,000	Alphabet Inc., Class A Shares, (2)	2,995,400

6,000	Facebook Inc., Class A Shares, (2)	712,860

NUVEEN	9

Nuveen Large Cap Core Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Internet Software & Services (continued)

30,000	VeriSign, Inc., (2)	$2,563,800
	Total Internet Software & Services	6,272,060

	IT Services – 3.9%

36,000	Global Payments Inc.	2,796,840

9,000	Leidos Holdings Inc.	444,600

39,000	MasterCard, Inc.	3,740,100

14,000	Vantiv Inc., (2)	752,780

209,000	Xerox Corporation	2,083,730
	Total IT Services	9,818,050

	Life Sciences Tools & Services – 0.9%

27,000	Charles River Laboratories International, Inc., (2)	2,320,110

	Machinery – 1.3%

83,000	Allison Transmission Holdings Inc.	2,331,470

54,000	Joy Global Inc.	919,620
	Total Machinery	3,251,090

	Media – 5.1%

53,000	CBS Corporation, Class B	2,925,600

159,000	Gannett Company, Inc.	2,483,580

32,000	Omnicom Group, Inc.	2,666,560

39,000	Scripps Networks Interactive, Class A Shares	2,509,260

599,000	Sirius XM Holdings Inc., (2)	2,407,980
	Total Media	12,992,980

	Metals & Mining – 2.1%

56,000	Nucor Corporation	2,716,560

36,000	Reliance Steel & Aluminum Company	2,676,600
	Total Metals & Mining	5,393,160

	Multiline Retail – 2.1%

44,000	Big Lots, Inc.	2,301,200

12,000	Kohl’s Corporation	432,480

39,000	Target Corporation	2,682,420
	Total Multiline Retail	5,416,100

	Oil, Gas & Consumable Fuels – 0.8%

24,000	Exxon Mobil Corporation	2,136,480

	Personal Products – 1.9%

40,000	Herbalife, Limited	2,315,600

62,000	Nu Skin Enterprises, Inc., Class A	2,445,900
	Total Personal Products	4,761,500

10	NUVEEN

Shares	Description (1)	Value

	Pharmaceuticals – 0.5%

12,000	Johnson & Johnson	$1,352,280

	Professional Services – 1.0%

31,000	Manpower Inc.	2,472,250

	Semiconductors & Semiconductor Equipment – 3.5%

133,000	Intel Corporation	4,201,470

119,000	ON Semiconductor Corporation, (2)	1,162,630

63,000	QUALCOMM, Inc.	3,459,960
	Total Semiconductors & Semiconductor Equipment	8,824,060

	Software – 2.2%

33,000	Citrix Systems, (2)	2,802,360

51,000	Microsoft Corporation	2,703,000
	Total Software	5,505,360

	Specialty Retail – 5.7%

55,000	Aaron Rents Inc.	1,380,500

82,000	Best Buy Co., Inc.	2,637,940

35,000	Home Depot, Inc.	4,624,200

42,000	Lowe’s Companies, Inc.	3,365,460

88,000	Urban Outfitters, Inc., (2)	2,510,640
	Total Specialty Retail	14,518,740

	Technology Hardware, Storage & Peripherals – 5.8%

98,000	Apple, Inc.	9,786,280

214,000	HP Inc.	2,863,320

70,000	NCR Corporation, (2)	2,161,600
	Total Technology Hardware, Storage & Peripherals	14,811,200

	Trading Companies & Distributors – 0.9%

41,000	WESCO International Inc., (2)	2,391,530

	Wireless Telecommunication Services – 1.6%

47,000	Telephone and Data Systems Inc.	1,353,130

63,000	T-Mobile US Inc., (2)	2,693,880
	Total Wireless Telecommunication Services	4,047,010
	Total Long-Term Investments (cost $245,761,782)	253,427,870
	Other Assets Less Liabilities – 0.1%	191,839
	Net Assets – 100%	$253,619,709

NUVEEN	11

Nuveen Large Cap Core Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$253,427,870	$—	$—	$253,427,870

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2016, the cost of investments was $246,191,918.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2016, were as follows:

Gross unrealized:
Appreciation	$18,806,372
Depreciation	(11,570,420)
Net unrealized appreciation (depreciation) of investments	$7,235,952

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

12	NUVEEN

Nuveen Large Cap Growth Fund

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.1%

	COMMON STOCKS – 100.1%

	Aerospace & Defense – 3.5%

10,400	Boeing Company	$1,311,960

5,300	Huntington Ingalls Industries Inc.	813,073

11,000	Spirit AeroSystems Holdings Inc., (2)	514,580
	Total Aerospace & Defense	2,639,613

	Air Freight & Logistics – 0.1%

800	Expeditors International of Washington, Inc.	38,840

	Airlines – 4.7%

12,200	Alaska Air Group, Inc.	810,080

22,600	Delta Air Lines, Inc.	982,196

22,200	Southwest Airlines Co.	943,056

19,100	United Continental Holdings Inc., (2)	861,219
	Total Airlines	3,596,551

	Auto Components – 2.1%

7,000	Lear Corporation	831,320

10,600	Visteon Corporation, (2)	794,788
	Total Auto Components	1,626,108

	Automobiles – 0.3%

18,200	Ford Motor Company	245,518

	Beverages – 1.1%

9,500	Dr. Pepper Snapple Group	868,300

	Biotechnology – 5.4%

10,500	Amgen Inc.	1,658,475

18,900	Gilead Sciences, Inc.	1,645,434

6,900	United Therapeutics Corporation, (2)	821,583
	Total Biotechnology	4,125,492

	Capital Markets – 0.1%

1,200	T. Rowe Price Group Inc.	92,472

	Chemicals – 2.3%

16,700	Cabot Corporation	763,357

9,000	PPG Industries, Inc.	969,120
	Total Chemicals	1,732,477

	Communications Equipment – 1.1%

7,400	F5 Networks, Inc., (2)	815,480

NUVEEN	13

Nuveen Large Cap Growth Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Construction & Engineering – 2.2%

23,600	AECOM, (2)	$757,796

33,500	Quanta Services Incorporated, (2)	805,005

800	Valmont Industries, Inc.	110,656
	Total Construction & Engineering	1,673,457

	Diversified Telecommunication Services – 3.2%

30,200	CenturyLink Inc.	819,024

16,900	Intelsat SA, (2)	54,587

21,000	Verizon Communications Inc.	1,068,900

56,100	Windstream Holdings Inc.	470,679
	Total Diversified Telecommunication Services	2,413,190

	Electrical Equipment – 0.5%

3,000	Rockwell Automation, Inc.	348,150

	Electronic Equipment, Instruments & Components – 2.1%

22,300	Ingram Micro, Inc., Class A	772,249

43,100	Jabil Circuit Inc.	822,348
	Total Electronic Equipment, Instruments & Components	1,594,597

	Energy Equipment & Services – 0.5%

35,000	Atwood Oceanics Inc.	373,450

	Food & Staples Retailing – 3.5%

29,700	Sprouts Farmers Market Inc., (2)	735,372

16,900	Sysco Corporation	813,059

10,800	Walgreens Boots Alliance Inc.	835,920

4,200	Wal-Mart Stores, Inc.	297,276
	Total Food & Staples Retailing	2,681,627

	Food Products – 1.0%

11,800	Tyson Foods, Inc., Class A	752,604

	Health Care Providers & Services – 10.5%

7,400	Aetna Inc.	837,902

11,400	AmerisourceBergen Corporation	854,772

5,900	Anthem Inc.	779,744

11,900	Cardinal Health, Inc.	939,505

14,100	Express Scripts, Holding Company, (2)	1,065,255

10,000	HCA Holdings Inc., (2)	780,200

5,900	McKesson HBOC Inc.	1,080,526

12,300	UnitedHealth Group Incorporated	1,644,141
	Total Health Care Providers & Services	7,982,045

14	NUVEEN

Shares	Description (1)	Value

	Hotels, Restaurants & Leisure – 8.0%

11,000	Aramark Holdings Corporation	$366,190

17,100	Brinker International Inc.	768,987

6,500	Dominos Pizza Inc.	785,720

18,100	Dunkin Brands Group Inc.	783,549

12,500	McDonald’s Corporation	1,525,750

3,800	Panera Bread Company, (2)	832,770

12,300	YUM! Brands, Inc.	1,009,707
	Total Hotels, Restaurants & Leisure	6,072,673

	Internet & Catalog Retail – 1.6%

600	Amazon.com, Inc., (2)	433,674

219,200	Groupon Inc., (2)	775,968
	Total Internet & Catalog Retail	1,209,642

	Internet Software & Services – 3.6%

2,100	Alphabet Inc., Class A, (2)	1,572,585

3,000	Facebook Inc., Class A Shares, (2)	356,430

9,600	VeriSign, Inc., (2)	820,416
	Total Internet Software & Services	2,749,431

	IT Services – 7.4%

8,800	Fiserv, Inc., (2)	926,904

11,200	Global Payments Inc.	870,128

9,500	Henry Jack and Associates Inc.	802,085

16,300	Leidos Holdings Inc.	805,220

15,100	MasterCard, Inc.	1,448,090

14,800	Vantiv Inc., (2)	795,796
	Total IT Services	5,648,223

	Life Sciences Tools & Services – 2.1%

9,200	Charles River Laboratories International, Inc., (2)	790,556

11,900	Quintiles Transnational Corporation, (2)	807,891
	Total Life Sciences Tools & Services	1,598,447

	Machinery – 0.5%

3,000	Parker Hannifin Corporation	344,520

	Media – 5.6%

17,600	CBS Corporation, Class B	971,520

4,700	Comcast Corporation, Class A	297,510

10,700	Omnicom Group, Inc.	891,631

12,600	Scripps Networks Interactive, Class A Shares	810,684

NUVEEN	15

Nuveen Large Cap Growth Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Media (continued)

76,200	Sirius XM Holdings Inc., (2)	$306,324

21,100	Viacom Inc., Class B	936,207
	Total Media	4,213,876

	Metals & Mining – 0.8%

23,300	Steel Dynamics Inc.	575,277

	Multiline Retail – 2.9%

14,900	Big Lots, Inc.	779,270

15,000	Kohl’s Corporation	540,600

12,300	Target Corporation	845,994
	Total Multiline Retail	2,165,864

	Personal Products – 1.9%

12,900	Herbalife, Limited	746,781

18,300	Nu Skin Enterprises, Inc., Class A	721,935
	Total Personal Products	1,468,716

	Road & Rail – 1.0%

11,400	Landstar System	773,490

	Semiconductors & Semiconductor Equipment – 4.4%

27,300	Intel Corporation	862,407

62,300	Micron Technology, Inc., (2)	792,456

83,900	ON Semiconductor Corporation, (2)	819,703

15,800	QUALCOMM, Inc.	867,736
	Total Semiconductors & Semiconductor Equipment	3,342,302

	Software – 1.5%

10,200	Citrix Systems, (2)	866,184

4,700	Microsoft Corporation	249,100
	Total Software	1,115,284

	Specialty Retail – 6.4%

25,200	Best Buy Co., Inc.	810,684

15,100	Home Depot, Inc.	1,995,012

16,000	Lowe’s Companies, Inc.	1,282,080

27,000	Urban Outfitters, Inc., (2)	770,310
	Total Specialty Retail	4,858,086

	Technology Hardware, Storage & Peripherals – 6.4%

48,900	Apple, Inc.	4,883,154

	Tobacco – 0.9%

10,900	Altria Group, Inc.	693,676

16	NUVEEN

Shares	Description (1)	Value

	Trading Companies & Distributors – 0.9%

8,600	MSC Industrial Direct Inc., Class A	$644,570
	Total Long-Term Investments (cost $73,350,386) – 100.1%	75,957,202
	Other Assets Less Liabilities – (0.1)%	(93,074)
	Net Assets – 100%	$75,864,128

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$75,957,202	$ —	$ —	$75,957,202

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2016, the cost of investments was $73,742,461.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2016, were as follows:

Gross unrealized:
Appreciation	$6,138,984
Depreciation	(3,924,243)
Net unrealized appreciation (depreciation) of investments	$2,214,741

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

NUVEEN	17

Nuveen Concentrated Core Fund

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 100.1%

	COMMON STOCKS – 100.1%

	Aerospace & Defense – 5.2%

46,000	Boeing Company	$5,802,900

	Airlines – 10.5%

139,000	Delta Air Lines, Inc.	6,040,940

137,000	Southwest Airlines Co.	5,819,760
	Total Airlines	11,860,700

	Automobiles – 5.0%

420,000	Ford Motor Company	5,665,800

	Banks – 5.2%

89,000	JP Morgan Chase & Co.	5,809,030

	Biotechnology – 10.2%

36,000	Amgen Inc.	5,686,200

67,000	Gilead Sciences, Inc.	5,833,020
	Total Biotechnology	11,519,220

	Consumer Finance – 5.3%

104,000	Discover Financial Services	5,908,240

	Diversified Telecommunication Services – 1.9%

80,000	CenturyLink Inc.	2,169,600

	Food & Staples Retailing – 5.1%

120,000	Sysco Corporation	5,773,200

	Health Care Providers & Services – 20.4%

52,000	Aetna Inc.	5,887,960

76,000	AmerisourceBergen Corporation	5,698,480

31,000	McKesson HBOC Inc.	5,677,340

43,000	UnitedHealth Group Incorporated	5,747,810
	Total Health Care Providers & Services	23,011,590

	Media – 5.3%

72,000	Omnicom Group, Inc.	5,999,760

	Multiline Retail – 5.0%

81,000	Target Corporation	5,571,180

	Specialty Retail – 5.3%

75,000	Lowe's Companies, Inc.	6,009,750

18	NUVEEN

Shares	Description (1)	Value

	Technology Hardware, Storage & Peripherals – 10.2%

57,000	Apple, Inc.	$5,692,020

429,000	HP Inc.	5,740,020
	Total Technology Hardware, Storage & Peripherals	11,432,040

	Wireless Telecommunication Services – 5.5%

144,000	T-Mobile US Inc., (2)	6,157,440
	Total Long-Term Investments (cost $114,050,951)	112,690,450
	Other Assets Less Liabilities – (0.1)%	(114,279)
	Net Assets – 100%	$112,576,171

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$112,690,450	$—	$—	$112,690,450

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2016, the cost of investments was $114,688,559.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2016, were as follows:

Gross unrealized:
Appreciation	$4,396,476
Depreciation	(6,394,585)
Net unrealized appreciation (depreciation) of investments	$(1,998,109)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

NUVEEN	19

Nuveen Core Dividend Fund

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 99.9%

	COMMON STOCKS – 99.9%

	Aerospace & Defense – 2.4%

4,500	Boeing Company	$567,675

2,900	Huntington Ingalls Industries Inc.	444,889
	Total Aerospace & Defense	1,012,564

	Air Freight & Logistics – 1.1%

6,200	C.H. Robinson Worldwide, Inc.	464,876

	Airlines – 3.3%

6,300	Alaska Air Group, Inc.	418,320

12,000	Delta Air Lines, Inc.	521,520

11,400	Southwest Airlines Co.	484,272
	Total Airlines	1,424,112

	Automobiles – 1.9%

22,500	Ford Motor Company	303,525

16,500	General Motors Company	516,120
	Total Automobiles	819,645

	Banks – 0.4%

1,500	JP Morgan Chase & Co.	97,905

1,300	Wells Fargo & Company	65,936
	Total Banks	163,841

	Beverages – 2.7%

5,200	Dr. Pepper Snapple Group	475,280

6,700	PepsiCo, Inc.	677,839
	Total Beverages	1,153,119

	Biotechnology – 3.9%

5,900	AbbVie Inc.	371,287

4,400	Amgen Inc.	694,980

7,100	Gilead Sciences, Inc.	618,126
	Total Biotechnology	1,684,393

	Building Products – 1.0%

8,600	Owens Corning	439,202

	Capital Markets – 4.2%

8,000	Artisan Partners Asset Management Inc.	261,440

3,300	Eaton Vance Corporation	119,988

10,900	Lazard Limited	383,462

15,300	LPL Investments Holdings Inc.	426,717

20	NUVEEN

Shares	Description (1)	Value

	Capital Markets (continued)

2,100	Raymond James Financial Inc.	$117,747

6,500	T. Rowe Price Group Inc.	500,890
	Total Capital Markets	1,810,244

	Chemicals – 1.4%

9,700	Cabot Corporation	443,387

3,100	Westlake Chemical Corporation	136,803
	Total Chemicals	580,190

	Commercial Services & Supplies – 0.2%

3,400	Pitney Bowes Inc.	63,342

	Communications Equipment – 2.6%

25,400	Cisco Systems, Inc.	737,870

16,900	Juniper Networks Inc.	395,629
	Total Communications Equipment	1,133,499

	Diversified Financial Services – 1.0%

6,700	NASDAQ Stock Market, Inc.	442,267

	Diversified Telecommunication Services – 3.7%

2,400	AT&T Inc.	93,960

14,400	CenturyLink Inc.	390,528

15,500	Verizon Communications Inc.	788,950

37,900	Windstream Holdings Inc.	317,981
	Total Diversified Telecommunication Services	1,591,419

	Electric Utilities – 1.8%

3,800	Entergy Corporation	288,496

13,700	Exelon Corporation	469,499
	Total Electric Utilities	757,995

	Electrical Equipment – 1.1%

3,900	Rockwell Automation, Inc.	452,595

	Electronic Equipment, Instruments & Components – 1.5%

7,600	Ingram Micro, Inc., Class A	263,188

13,500	Jabil Circuit Inc.	257,580

10,600	Vishay Intertechnology Inc.	137,376
	Total Electronic Equipment, Instruments & Components	658,144

	Energy Equipment & Services – 1.4%

12,600	Atwood Oceanics Inc.	134,442

9,000	Ensco PLC	89,010

32,100	Noble Corporation PLC	267,714

20,000	Tidewater Inc.	86,600
	Total Energy Equipment & Services	577,766

NUVEEN	21

Nuveen Core Dividend Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Food & Staples Retailing – 2.9%

10,000	Sysco Corporation	$481,100

5,600	Walgreens Boots Alliance Inc.	433,440

4,600	Wal-Mart Stores, Inc.	325,588
	Total Food & Staples Retailing	1,240,128

	Food Products – 0.5%

3,400	Tyson Foods, Inc., Class A	216,852

	Health Care Providers & Services – 7.2%

4,700	Aetna Inc.	532,181

5,500	AmerisourceBergen Corporation	412,390

3,500	Anthem Inc.	462,560

6,200	Cardinal Health, Inc.	489,490

2,900	McKesson HBOC Inc.	531,106

4,900	UnitedHealth Group Incorporated	654,983
	Total Health Care Providers & Services	3,082,710

	Hotels, Restaurants & Leisure – 6.6%

8,200	Brinker International Inc.	368,754

6,600	Darden Restaurants, Inc.	447,678

10,000	Dunkin Brands Group Inc.	432,900

5,300	McDonald’s Corporation	646,918

7,200	Six Flags Entertainment Corporation	415,368

6,100	YUM! Brands, Inc.	500,749
	Total Hotels, Restaurants & Leisure	2,812,367

	Household Products – 0.7%

6,400	Energizer Holdings, Inc.	302,912

	Independent Power & Renewable Electricity Producers – 3.0%

38,100	AES Corporation	422,529

27,700	NRG Energy Inc.	453,726

50,000	TerraForm Power, Inc.	422,000
	Total Independent Power & Renewable Electricity Producers	1,298,255

	Industrial Conglomerates – 0.5%

6,500	General Electric Company	196,495

	Insurance – 1.0%

16,400	Assured Guaranty Limited	440,996

	IT Services – 4.0%

1,300	Henry Jack and Associates Inc.	109,759

7,600	Leidos Holdings Inc.	375,440

6,600	MasterCard, Inc.	632,940

22	NUVEEN

Shares	Description (1)	Value

	IT Services (continued)

8,500	Paychex, Inc.	$460,870

15,700	Xerox Corporation	156,529
	Total IT Services	1,735,538

	Leisure Products – 0.0%

200	Polaris Industries Inc.	17,004

	Machinery – 2.4%

15,200	Allison Transmission Holdings Inc.	426,968

18,400	Joy Global Inc.	313,352

12,400	Kennametal Inc.	303,552
	Total Machinery	1,043,872

	Media – 6.7%

5,700	CBS Corporation, Class B	314,640

12,400	Cinemark Holdings Inc.	448,632

24,900	Gannett Company, Inc.	388,938

17,200	Interpublic Group of Companies, Inc.	411,080

20,800	Regal Entertainment Group, Class A	437,424

7,200	Scripps Networks Interactive, Class A Shares	463,248

9,100	Viacom Inc., Class B	403,767
	Total Media	2,867,729

	Metals & Mining – 1.5%

9,500	Nucor Corporation	460,845

2,300	Reliance Steel & Aluminum Company	171,005
	Total Metals & Mining	631,850

	Multiline Retail – 2.5%

8,600	Big Lots, Inc.	449,780

4,200	Kohl’s Corporation	151,368

6,700	Target Corporation	460,826
	Total Multiline Retail	1,061,974

	Oil, Gas & Consumable Fuels – 1.2%

8,100	CVTR Energy Inc.	159,084

4,100	Exxon Mobil Corporation	364,982
	Total Oil, Gas & Consumable Fuels	524,066

	Personal Products – 0.8%

8,300	Nu Skin Enterprises, Inc., Class A	327,435

	Pharmaceuticals – 0.6%

2,100	Johnson & Johnson	236,649

	Professional Services – 1.4%

2,400	Manpower Inc.	191,400

NUVEEN	23

Nuveen Core Dividend Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Professional Services (continued)

7,900	Nielsen Holdings PLC	$421,781
	Total Professional Services	613,181

	Real Estate Investment Trust – 2.0%

1,700	Apple Hospitality REIT, Inc.	30,991

8,600	Care Capital Properties, Inc.	223,514

17,400	Communications Sales & Leasing, Inc.	434,652

700	Public Storage, Inc.	177,597
	Total Real Estate Investment Trust	866,754

	Semiconductors & Semiconductor Equipment – 2.9%

900	Analog Devices, Inc.	52,650

23,100	Intel Corporation	729,729

6,600	Marvell Technology Group Ltd.	67,518

7,300	QUALCOMM, Inc.	400,916
	Total Semiconductors & Semiconductor Equipment	1,250,813

	Software – 3.1%

24,900	Microsoft Corporation	1,319,700

	Specialty Retail – 5.2%

12,400	Abercrombie & Fitch Co., Class A	246,636

12,100	Best Buy Co., Inc.	389,257

5,100	GameStop Corporation	148,410

6,100	Home Depot, Inc.	805,932

7,300	Lowe’s Companies, Inc.	584,949

8,200	Staples, Inc.	72,160
	Total Specialty Retail	2,247,344

	Technology Hardware, Storage & Peripherals – 5.0%

16,200	Apple, Inc.	1,617,732

38,100	HP Inc.	509,778
	Total Technology Hardware, Storage & Peripherals	2,127,510

	Tobacco – 1.6%

10,800	Altria Group, Inc.	687,312

	Trading Companies & Distributors – 1.0%

5,700	MSC Industrial Direct Inc., Class A	427,215
	Total Long-Term Investments (cost $42,084,816)	42,805,874
	Other Assets Less Liabilities – 0.1%	61,537
	Net Assets – 100%	$42,867,411

24	NUVEEN

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$42,805,874	$—	$—	$42,805,874

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2016, the cost of investments was $42,507,177.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2016, were as follows:

Gross unrealized:
Appreciation	$3,368,352
Depreciation	(3,069,655)
Net unrealized appreciation (depreciation) of investments	$298,697

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

NUVEEN	25

Nuveen Large Cap Core Plus Fund

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 130.1%

	COMMON STOCKS – 130.1%

	Aerospace & Defense – 4.4%

10,300	Boeing Company	$1,299,345

7,100	Huntington Ingalls Industries Inc.	1,089,211

21,000	Spirit AeroSystems Holdings Inc., (2)	982,380
	Total Aerospace & Defense	3,370,936

	Airlines – 5.8%

15,000	Alaska Air Group, Inc.	996,000

26,600	Delta Air Lines, Inc.	1,156,036

27,100	Southwest Airlines Co.	1,151,208

24,000	United Continental Holdings Inc., (2)	1,082,160
	Total Airlines	4,385,404

	Automobiles – 3.3%

95,000	Ford Motor Company	1,281,550

40,000	General Motors Company	1,251,200
	Total Automobiles	2,532,750

	Banks – 2.0%

21,100	JP Morgan Chase & Co.	1,377,197

3,000	Wells Fargo & Company	152,160
	Total Banks	1,529,357

	Biotechnology – 4.2%

10,200	Amgen Inc.	1,611,090

17,800	Gilead Sciences, Inc.	1,549,668
	Total Biotechnology	3,160,758

	Building Products – 1.3%

19,100	Owens Corning	975,437

	Capital Markets – 3.9%

27,900	Bank New York Mellon	1,173,474

12,100	Raymond James Financial Inc.	678,447

13,900	T. Rowe Price Group Inc.	1,071,134
	Total Capital Markets	2,923,055

	Chemicals – 1.4%

23,000	Cabot Corporation	1,051,330

	Communications Equipment – 2.9%

58,700	Cisco Systems, Inc.	1,705,235

26	NUVEEN

Shares	Description (1)	Value

	Communications Equipment (continued)

22,600	Juniper Networks Inc.	$529,066
	Total Communications Equipment	2,234,301

	Construction & Engineering – 3.7%

32,000	AECOM, (2)	1,027,520

14,300	Jacobs Engineering Group, Inc., (2)	724,867

7,400	Valmont Industries, Inc.	1,023,568
	Total Construction & Engineering	2,775,955

	Consumer Finance – 1.5%

20,000	Discover Financial Services	1,136,200

	Diversified Financial Services – 1.7%

2,200	Berkshire Hathaway Inc., Class B, (2)	309,188

15,400	NASDAQ Stock Market, Inc.	1,016,554
	Total Diversified Financial Services	1,325,742

	Diversified Telecommunication Services – 5.6%

4,500	AT&T Inc.	176,175

37,700	CenturyLink Inc.	1,022,424

30,600	Intelsat SA, (2)	98,838

38,400	Verizon Communications Inc.	1,954,560

116,000	Windstream Holdings Inc.	973,240
	Total Diversified Telecommunication Services	4,225,237

	Electrical Equipment – 1.4%

9,000	Rockwell Automation, Inc.	1,044,450

	Electronic Equipment, Instruments & Components – 3.8%

29,000	Ingram Micro, Inc., Class A	1,004,270

51,000	Jabil Circuit Inc.	973,080

72,000	Vishay Intertechnology Inc.	933,120
	Total Electronic Equipment, Instruments & Components	2,910,470

	Energy Equipment & Services – 0.8%

35,000	Noble Corporation PLC	291,900

67,700	Tidewater Inc.	293,141
	Total Energy Equipment & Services	585,041

	Food & Staples Retailing – 3.2%

23,500	Sysco Corporation	1,130,585

16,900	Walgreens Boots Alliance Inc.	1,308,060
	Total Food & Staples Retailing	2,438,645

	Food Products – 2.7%

39,200	Pilgrim's Pride Corporation, (2)	974,904

NUVEEN	27

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Food Products (continued)

16,600	Tyson Foods, Inc., Class A	$1,058,748
	Total Food Products	2,033,652

	Health Care Providers & Services – 11.3%

11,000	Aetna Inc.	1,245,530

13,800	AmerisourceBergen Corporation	1,034,724

8,300	Anthem Inc.	1,096,928

14,000	Cardinal Health, Inc.	1,105,300

17,000	Express Scripts, Holding Company, (2)	1,284,350

6,600	McKesson HBOC Inc.	1,208,724

12,200	UnitedHealth Group Incorporated	1,630,774
	Total Health Care Providers & Services	8,606,330

	Hotels, Restaurants & Leisure – 7.6%

10,000	Brinker International Inc.	449,700

13,200	Darden Restaurants, Inc.	895,356

21,200	Dunkin Brands Group Inc.	917,748

12,000	McDonald's Corporation	1,464,720

4,600	Panera Bread Company, (2)	1,008,090

12,800	YUM! Brands, Inc.	1,050,752
	Total Hotels, Restaurants & Leisure	5,786,366

	Household Products – 0.2%

2,000	Procter & Gamble Company	162,080

	Independent Power & Renewable Electricity Producers – 0.3%

14,000	NRG Energy Inc.	229,320

	Industrial Conglomerates – 0.5%

12,600	General Electric Company	380,898

	Insurance – 1.9%

2,000	AFLAC Incorporated	138,920

34,000	Assured Guaranty Limited	914,260

11,000	Unum Group	406,120
	Total Insurance	1,459,300

	Internet & Catalog Retail – 0.9%

500	Amazon.com, Inc., (2)	361,395

87,000	Groupon Inc., (2)	307,980
	Total Internet & Catalog Retail	669,375

	Internet Software & Services – 3.2%

1,500	Alphabet Inc., Class A, (2)	1,123,275

2,300	Facebook Inc., Class A Shares, (2)	273,263

28	NUVEEN

Shares	Description (1)	Value

	Internet Software & Services (continued)

11,800	VeriSign, Inc., (2)	$1,008,428
	Total Internet Software & Services	2,404,966

	IT Services – 4.8%

14,500	Global Payments Inc.	1,126,505

15,200	MasterCard, Inc.	1,457,680

105,000	Xerox Corporation	1,046,850
	Total IT Services	3,631,035

	Life Sciences Tools & Services – 0.5%

4,200	Charles River Laboratories International, Inc., (2)	360,906

	Machinery – 1.2%

33,000	Allison Transmission Holdings Inc.	926,970

	Media – 6.3%

1,900	CBS Corporation, Class B	104,880

30,000	Discovery Communications inc., Class A Shares, (2)	835,500

59,000	Gannett Company, Inc.	921,580

12,700	Omnicom Group, Inc.	1,058,291

15,700	Scripps Networks Interactive, Class A Shares	1,010,138

20,000	Viacom Inc., Class B	887,400
	Total Media	4,817,789

	Metals & Mining – 1.8%

21,900	Nucor Corporation	1,062,369

4,000	Reliance Steel & Aluminum Company	297,400
	Total Metals & Mining	1,359,769

	Multiline Retail – 3.8%

19,400	Big Lots, Inc.	1,014,620

21,000	Kohl's Corporation	756,840

16,000	Target Corporation	1,100,480
	Total Multiline Retail	2,871,940

	Personal Products – 2.4%

16,000	Herbalife, Limited	926,240

22,100	Nu Skin Enterprises, Inc., Class A	871,845
	Total Personal Products	1,798,085

	Pharmaceuticals – 0.7%

5,000	Johnson & Johnson	563,450

	Oil, Gas & Consumable Fuels – 1.2%

10,000	Exxon Mobil Corporation	890,200

	Professional Services – 1.3%

12,700	Manpower Inc.	1,012,825

NUVEEN	29

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Semiconductors & Semiconductor Equipment – 4.3%

56,000	Intel Corporation	$1,769,040

67,000	ON Semiconductor Corporation, (2)	654,590

15,000	QUALCOMM, Inc.	823,800
	Total Semiconductors & Semiconductor Equipment	3,247,430

	Software – 2.9%

13,200	Citrix Systems, (2)	1,120,944

20,000	Microsoft Corporation	1,060,000
	Total Software	2,180,944

	Specialty Retail – 8.1%

36,000	Aaron Rents Inc.	903,600

32,700	Best Buy Co., Inc.	1,051,959

14,000	Home Depot, Inc.	1,849,680

16,600	Lowe's Companies, Inc.	1,330,158

34,700	Urban Outfitters, Inc., (2)	989,991
	Total Specialty Retail	6,125,388

	Technology Hardware, Storage & Peripherals – 7.8%

37,900	Apple, Inc.	3,784,693

83,200	HP Inc.	1,113,216

33,800	NCR Corporation, (2)	1,043,744
	Total Technology Hardware, Storage & Peripherals	5,941,653

	Trading Companies & Distributors – 2.1%

7,000	MSC Industrial Direct Inc., Class A	524,650

18,000	WESCO International Inc., (2)	1,049,940
	Total Trading Companies & Distributors	1,574,590

	Wireless Telecommunication Services – 1.4%

25,400	T-Mobile US Inc., (2)	1,086,105
	Total Long-Term Investments (cost $96,611,441)	$98,726,434

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.3%

	REPURCHASE AGREEMENTS – 0.3%

$201	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/16, repurchase price $200,556, collateralized by $170,000 U.S. Treasury Bonds, 3.625%, due 8/15/43, value $206,763	0.030%	6/01/16	$200,556
	Total Short-Term Investments (cost $200,556)			200,556
	Total Investments (cost $96,811,997) – 130.4%			$98,926,990

30	NUVEEN

Shares	Description (1)	Value

	COMMON STOCKS SOLD SHORT – (30.0)% (3)

	Aerospace & Defense – (0.9)%

(1,600)	General Dynamics Corporation	$(226,992)

(2,000)	Honeywell International Inc.	(227,660)

(2,200)	United Technologies Corporation	(221,276)
	Total Aerospace & Defense	(675,928)

	Automobiles – (0.3)%

(1,000)	Tesla Motors Inc., (2)	(223,230)

	Banks – (0.7)%

(6,300)	BB&T Corporation	(229,131)

(2,000)	M&T Bank Corporation	(239,000)

(900)	SVB Financial Group, (2)	(99,180)
	Total Banks	(567,311)

	Beverages – (0.9)%

(5,000)	Coca-Cola Company	(223,000)

(2,300)	Molson Coors Brewing Company, Class B	(228,114)

(1,600)	Monster Beverage Corporation, (2)	(240,000)
	Total Beverages	(691,114)

	Biotechnology – (0.6)%

(1,500)	Alexion Pharmaceuticals Inc., (2)	(226,350)

(1,400)	Intercept Pharmaceuticals Incorporated, (2)	(207,704)
	Total Biotechnology	(434,054)

	Capital Markets – (0.4)%

(400)	Affiliated Managers Group Inc., (2)	(69,408)

(600)	BlackRock Inc.	(218,310)
	Total Capital Markets	(287,718)

	Chemicals – (1.4)%

(7,400)	CF Industries Holdings, Inc.	(204,684)

(3,300)	E.I. Du Pont de Nemours and Company	(215,853)

(1,900)	Ecolab Inc.	(222,756)

(4,700)	FMC Corporation	(223,203)

(2,000)	Praxair, Inc.	(219,720)
	Total Chemicals	(1,086,216)

	Commercial Services & Supplies – (0.6)%

(13,900)	Covanta Holding Corporation	(231,713)

(5,600)	Tyco International PLC	(238,672)
	Total Commercial Services & Supplies	(470,385)

	Communications Equipment – (0.3)%

(7,700)	CommScope Holding Company Inc., (2)	(239,855)

NUVEEN	31

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Consumer Finance – (0.3)%

(7,600)	OneMain Holdings Inc., (2)	$(237,576)

	Containers & Packaging – (0.3)%

(3,200)	Ball Corporation	(231,360)

	Diversified Consumer Services – (0.3)%

(400)	Graham Holdings Company	(199,180)

	Diversified Financial Services – (0.1)%

(900)	S&P Global, Inc.	(100,629)

	Electric Utilities – (1.9)%

(2,600)	Alliant Energy Corporation	(96,330)

(3,600)	American Electric Power Company, Inc.	(233,028)

(2,200)	Duke Energy Corporation	(172,106)

(4,200)	Eversource Energy	(232,008)

(3,900)	PG&E Corporation	(234,312)

(4,600)	Southern Company	(227,424)

(5,600)	Xcel Energy, Inc.	(231,672)
	Total Electric Utilities	(1,426,880)

	Electrical Equipment – (0.1)%

(2,800)	Solarcity Corporation, (2)	(62,692)

	Electronic Equipment, Instruments & Components – (0.8)%

(3,900)	Amphenol Corporation, Class A	(229,008)

(8,100)	VeriFone Holdings Inc., (2)	(213,840)

(3,600)	Zebra Technologies Corporation, Class A, (2)	(191,196)
	Total Electronic Equipment, Instruments & Components	(634,044)

	Energy Equipment & Services – (0.9)%

(5,000)	Baker Hughes Incorporated	(231,900)

(5,700)	Halliburton Company	(240,426)

(3,000)	Schlumberger Limited	(228,900)
	Total Energy Equipment & Services	(701,226)

	Food Products – (0.7)%

(3,000)	Kellogg Company	(223,110)

(1,100)	Mondelez International Inc.	(48,939)

(5,000)	WhiteWave Foods Company, (2)	(223,250)
	Total Food Products	(495,299)

	Health Care Equipment & Supplies – (1.4)%

(9,900)	Boston Scientific Corporation, (2)	(224,829)

(3,600)	DexCom, Inc., (2)	(232,164)

(1,100)	Edwards Lifesciences Corporation, (2)	(108,350)

(200)	Medtronic, PLC	(16,096)

32	NUVEEN

Shares	Description (1)	Value

	Health Care Equipment & Supplies (continued)

(2,000)	Stryker Corporation	$(222,320)

(1,900)	Zimmer Holdings, Inc.	(232,009)
	Total Health Care Equipment & Supplies	(1,035,768)

	Health Care Providers & Services – (0.3)%

(12,400)	Brookdale Senior Living Inc., (2)	(222,456)

	Hotels, Restaurants & Leisure – (0.3)%

(2,300)	Wynn Resorts Ltd	(221,214)

	Household Durables – (0.6)%

(5,000)	Lennar Corporation, Class A	(227,850)

(15,900)	Taylor Morrison, (2)	(236,910)
	Total Household Durables	(464,760)

	Household Products – (0.6)%

(3,300)	Colgate-Palmolive Company	(232,353)

(1,800)	Kimberly-Clark Corporation	(228,672)
	Total Household Products	(461,025)

	Industrial Conglomerates – (0.3)%

(1,300)	3M Co.	(218,816)

	Insurance – (0.5)%

(1,800)	Ace Limited	(227,898)

(2,500)	Mercury General Corporation	(131,425)
	Total Insurance	(359,323)

	Internet & Catalog Retail – (0.9)%

(7,400)	Liberty Interactive Corporation, Class A Shares, (2)	(199,652)

(6,100)	Liberty Ventures, (2)	(227,591)

(2,400)	NetFlix.com Inc., (2)	(246,168)
	Total Internet & Catalog Retail	(673,411)

	Internet Software & Services – (1.2)%

(1,800)	LinkedIn Corporation, Class A Shares, (2)	(245,700)

(21,000)	Pandora Media, Inc., (2)	(247,590)

(13,700)	Twitter Inc., (2)	(208,514)

(6,100)	Yahoo! Inc., (2)	(231,434)
	Total Internet Software & Services	(933,238)

	IT Services – (0.3)%

(3,000)	Fidelity National Information Services	(222,810)

	Life Sciences Tools & Services – (0.1)%

(700)	Bio-Rad Laboratories Inc., (2)	(104,195)

NUVEEN	33

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Machinery – (0.3)%

(6,800)	Donaldson Company, Inc.	$(227,868)

	Media – (0.6)%

(4,200)	Dish Network Corporation, Class A, (2)	(209,580)

(5,900)	Dreamworks Animation SKG Inc., (2)	(237,416)

(700)	Lions Gate Entertainment Corporation, Equity	(15,610)
	Total Media	(462,606)

	Metals & Mining – (0.6)%

(3,000)	Compass Minerals International, Inc.	(233,850)

(8,500)	Southern Copper Corporation	(221,425)
	Total Metals & Mining	(455,275)

	Multiline Retail – (0.3)%

(2,800)	Dollar Tree Stores Inc., (2)	(253,512)

	Multi-Utilities – (1.1)%

(3,100)	Consolidated Edison, Inc.	(227,106)

(3,100)	Dominion Resources, Inc.	(223,975)

(2,300)	Sempra Energy	(246,376)

(3,800)	TECO Energy, Inc.	(104,652)
	Total Multi-Utilities	(802,109)

	Oil, Gas & Consumable Fuels – (4.1)%

(4,600)	Anadarko Petroleum Corporation	(238,556)

(9,600)	Cabot Oil & Gas Corporation	(230,112)

(1)	California Resources Corporation	(1)

(6,600)	Cheniere Energy Inc., (2)	(212,058)

(2,000)	Cimarex Energy Company	(232,560)

(70,300)	Cobalt International Energy, Inc., (2)	(157,472)

(2,000)	Concho Resources Inc., (2)	(242,680)

(5,100)	ConocoPhillips	(223,329)

(2,800)	Energen Corporation	(133,336)

(2,900)	EOG Resources, Inc.	(235,944)

(2,400)	Exxon Mobil Corporation	(213,648)

(8,400)	Golar LNG, Limited	(146,160)

(12,600)	Kinder Morgan, Inc.	(227,808)

(300)	Newfield Exploration Company, (2)	(12,231)

(1,300)	Noble Energy, Inc.	(46,475)

(3,200)	Occidental Petroleum Corporation	(241,408)

(1,300)	Pioneer Natural Resources Company	(208,416)

(1,300)	Range Resources Corporation	(55,367)

(2,400)	Spectra Energy Corporation	(76,464)
	Total Oil, Gas & Consumable Fuels	(3,134,025)

34	NUVEEN

Shares	Description (1)	Value

	Pharmaceuticals – (0.6)%

(1,000)	Allergan PLC, (2)	$(235,750)

(1,400)	Perrigo Company	(134,176)

(1,600)	Zoetis Incorporated	(75,872)
	Total Pharmaceuticals	(445,798)

	Real Estate Investment Trust – (0.1)%

(2,200)	Weyerhaeuser Company	(69,300)

	Road & Rail – (0.1)%

(500)	Union Pacific Corporation	(42,095)

	Semiconductors & Semiconductor Equipment – (0.6)%

(1,500)	Broadcom Limited	(231,540)

(11,100)	SunPower Corporation, (2)	(194,583)
	Total Semiconductors & Semiconductor Equipment	(426,123)

	Software – (0.9)%

(14,600)	FireEye Inc., (2)	(232,432)

(3,000)	NetSuite Inc., (2)	(237,930)

(100)	SS&C Technologies Holdings Inc.	(6,159)

(3,100)	Workday Inc., Class A, (2)	(235,104)
	Total Software	(711,625)

	Specialty Retail – (0.9)%

(4,500)	CarMax, Inc., (2)	(241,470)

(2,300)	Signet Jewelers Limited	(227,631)

(3,600)	Tiffany & Co.	(223,056)
	Total Specialty Retail	(692,157)

	Technology Hardware, Storage & Peripherals – (0.2)%

(8,300)	Stratasys, Inc., (2)	(189,406)

	Textiles, Apparel & Luxury Goods – (0.7)%

(800)	Lululemon Athletica Inc., (2)	(52,024)

(6,000)	Under Armour, Inc., (2)	(226,380)

(3,500)	VF Corporation	(218,120)
	Total Textiles, Apparel & Luxury Goods	(496,524)

	Thrifts & Mortgage Finance – (0.3)%

(14,700)	New York Community Bancorp Inc.	(231,378)

	Tobacco – (0.3)%

(4,700)	Reynolds American Inc.	(233,590)

	Water Utilities – (0.3)%

(7,400)	Aqua America Inc.	(239,094)
	Total Common Stocks Sold Short (proceeds $25,580,471)	(22,794,198)
	Other Assets Less Liabilities – (0.4)%	(254,806)
	Net Assets – 100%	$75,877,986

NUVEEN	35

Nuveen Large Cap Core Plus Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$98,726,434	$—	$—	$98,726,434
Short-Term Investments:
Repurchase Agreements	—	200,556	—	200,556
Common Stocks Sold Short	(22,794,198)	—	—	(22,794,198)
Total	$75,932,236	200,556	$—	$76,132,792

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2016, the cost of investments (excluding common stocks sold short) was $97,566,198.

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short) as of May 31, 2016, were as follows:

Gross unrealized:
Appreciation	$8,278,946
Depreciation	(6,918,154)
Net unrealized appreciation (depreciation) of investments	$1,360,792

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $33,185,697 have been pledged as collateral for Common Stocks Sold Short.

36	NUVEEN

Nuveen Equity Market Neutral Fund

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	LONG-TERM INVESTMENTS – 108.8%

	COMMON STOCKS – 108.8%

	Aerospace & Defense – 3.5%

6,500	Boeing Company	$819,975

6,000	Huntington Ingalls Industries Inc.	920,460

19,100	Spirit AeroSystems Holdings Inc., (2)	893,498
	Total Aerospace & Defense	2,633,933

	Air Freight & Logistics – 1.2%

18,300	Expeditors International of Washington, Inc.	888,465

	Airlines – 4.0%

12,500	Alaska Air Group, Inc.	830,000

21,500	Delta Air Lines, Inc.	934,390

16,100	Southwest Airlines Co.	683,928

13,100	United Continental Holdings Inc., (2)	590,679
	Total Airlines	3,038,997

	Auto Components – 1.5%

23,600	Goodyear Tire & Rubber Company	660,092

3,800	Lear Corporation	451,288
	Total Auto Components	1,111,380

	Automobiles – 2.4%

70,900	Ford Motor Company	956,441

26,300	General Motors Company	822,664
	Total Automobiles	1,779,105

	Beverages – 1.2%

9,900	Dr. Pepper Snapple Group	904,860

	Biotechnology – 3.4%

6,100	Amgen Inc.	963,495

8,800	Gilead Sciences, Inc.	766,128

7,000	United Therapeutics Corporation, (2)	833,490
	Total Biotechnology	2,563,113

	Building Products – 1.2%

17,800	Owens Corning	909,046

	Capital Markets – 3.7%

33,100	E*Trade Group Inc., (2)	923,159

32,500	LPL Investments Holdings Inc.	906,425

16,600	Raymond James Financial Inc.	930,762
	Total Capital Markets	2,760,346

NUVEEN	37

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Chemicals – 2.5%

21,100	Cabot Corporation	$964,481

20,900	Westlake Chemical Corporation	922,317
	Total Chemicals	1,886,798

	Communications Equipment – 4.2%

78,400	Brocade Communications Systems Inc.	710,304

27,500	Cisco Systems, Inc.	798,875

8,300	F5 Networks, Inc., (2)	914,660

31,400	Juniper Networks Inc.	735,074
	Total Communications Equipment	3,158,913

	Construction & Engineering – 3.3%

28,700	AECOM, (2)	921,557

14,200	Jacobs Engineering Group, Inc., (2)	719,798

5,900	Valmont Industries, Inc.	816,088
	Total Construction & Engineering	2,457,443

	Diversified Financial Services – 1.2%

13,800	NASDAQ Stock Market, Inc.	910,938

	Diversified Telecommunication Services – 1.5%

33,100	CenturyLink Inc.	897,672

32,300	Windstream Holdings Inc.	270,997
	Total Diversified Telecommunication Services	1,168,669

	Electrical Equipment – 0.9%

4,500	Regal-Beloit Corporation	257,085

3,800	Rockwell Automation, Inc.	440,990
	Total Electrical Equipment	698,075

	Electronic Equipment, Instruments & Components – 2.9%

5,500	Arrow Electronics, Inc., (2)	355,410

20,900	Ingram Micro, Inc., Class A	723,767

34,400	Jabil Circuit Inc.	656,352

36,400	Vishay Intertechnology Inc.	471,744
	Total Electronic Equipment, Instruments & Components	2,207,273

	Energy Equipment & Services – 1.5%

35,300	Ensco PLC	349,117

66,300	Noble Corporation PLC	552,942

7,800	Rowan Companies Inc.	132,054

18,300	Tidewater Inc.	79,239
	Total Energy Equipment & Services	1,113,352

38	NUVEEN

Shares	Description (1)	Value

	Food & Staples Retailing – 3.6%

37,600	Sprouts Farmers Market Inc., (2)	$930,976

19,200	Sysco Corporation	923,712

11,400	Walgreens Boots Alliance Inc.	882,360
	Total Food & Staples Retailing	2,737,048

	Food Products – 2.4%

37,900	Pilgrim’s Pride Corporation, (2)	942,573

14,100	Tyson Foods, Inc., Class A	899,298
	Total Food Products	1,841,871

	Health Care Providers & Services – 6.1%

7,000	Aetna Inc.	792,610

12,300	AmerisourceBergen Corporation	922,254

4,400	Anthem Inc.	581,504

4,900	Cardinal Health, Inc.	386,855

11,800	Express Scripts, Holding Company, (2)	891,490

5,000	McKesson HBOC Inc.	915,700

1,000	UnitedHealth Group Incorporated	133,670
	Total Health Care Providers & Services	4,624,083

	Hotels, Restaurants & Leisure – 6.9%

15,500	Brinker International Inc.	697,035

13,500	Darden Restaurants, Inc.	915,705

21,000	Dunkin Brands Group Inc.	909,090

7,300	McDonald’s Corporation	891,038

4,200	Panera Bread Company, (2)	920,430

11,100	YUM! Brands, Inc.	911,199
	Total Hotels, Restaurants & Leisure	5,244,497

	Household Durables – 1.2%

5,400	Whirlpool Corporation	942,948

	Independent Power & Renewable Electricity Producers – 1.3%

58,000	NRG Energy Inc.	950,040

	Insurance – 1.3%

3,000	Aspen Insurance Holdings Limited	143,550

30,500	Assured Guaranty Limited	820,145
	Total Insurance	963,695

	Internet & Catalog Retail – 1.0%

212,700	Groupon Inc., (2)	752,958

	Internet Software & Services – 1.1%

10,100	VeriSign, Inc., (2)	863,146

NUVEEN	39

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	IT Services – 5.3%

12,800	Global Payments Inc.	$994,432

5,700	Henry Jack and Associates Inc.	481,251

14,200	Leidos Holdings Inc.	701,480

7,500	MasterCard, Inc.	719,250

13,200	Vantiv Inc., (2)	709,764

39,200	Xerox Corporation	390,824
	Total IT Services	3,997,001

	Life Sciences Tools & Services – 2.4%

11,400	Charles River Laboratories International, Inc., (2)	979,602

12,100	Quintiles Transnational Corporation, (2)	821,469
	Total Life Sciences Tools & Services	1,801,071

	Machinery – 1.9%

23,200	Allison Transmission Holdings Inc.	651,688

44,100	Joy Global Inc.	751,023
	Total Mchinery	1,402,711

	Media – 6.3%

17,400	CBS Corporation, Class B	960,480

34,600	Discovery Communications inc., Class A Shares, (2)	963,610

55,100	Gannett Company, Inc.	860,662

4,300	Interpublic Group of Companies, Inc.	102,770

42,800	Regal Entertainment Group, Class A	900,084

14,600	Scripps Networks Interactive, Class A Shares	939,364
	Total Media	4,726,970

	Metals & Mining – 3.5%

15,200	Nucor Corporation	737,352

13,100	Reliance Steel & Aluminum Company	973,985

37,600	Steel Dynamics Inc.	928,344
	Total Metals & Mining	2,639,681

	Multiline Retail – 2.0%

9,300	Big Lots, Inc.	486,390

6,500	Kohl’s Corporation	234,260

11,800	Target Corporation	811,604
	Total Multiline Retail	1,532,254

	Oil, Gas & Consumable Fuels – 1.4%

9,800	CVTR Energy Inc.	192,472

208,700	Denbury Resources Inc.	836,887
	Total Oil, Gas & Consumable Fuels	1,029,359

40	NUVEEN

Shares	Description (1)	Value

	Personal Products – 2.4%

14,700	Herbalife, Limited	$850,983

24,500	Nu Skin Enterprises, Inc., Class A	966,525
	Total Personal Products	1,817,508

	Professional Services – 1.0%

9,900	Manpower Inc.	789,525

	Semiconductors & Semiconductor Equipment – 3.6%

19,100	Intel Corporation	603,369

37,500	Marvell Technology Group Ltd.	383,625

79,800	ON Semiconductor Corporation, (2)	779,646

46,400	Teradyne Inc.	919,184
	Total Semiconductors & Semiconductor Equipment	2,685,824

	Software – 1.2%

10,900	Citrix Systems, (2)	925,628

	Specialty Retail – 5.5%

23,500	Aaron Rents Inc.	589,850

25,500	Best Buy Co., Inc.	820,335

7,000	Home Depot, Inc.	924,840

11,400	Lowe’s Companies, Inc.	913,482

31,800	Urban Outfitters, Inc., (2)	907,254
	Total Specialty Retail	4,155,761

	Technology Hardware, Storage & Peripherals – 3.7%

9,100	Apple, Inc.	908,726

69,500	HP Inc.	929,910

30,700	NCR Corporation, (2)	948,016
	Total Technology Hardware, Storage & Peripherals	2,786,652

	Trading Companies & Distributors – 1.2%

3,600	MSC Industrial Direct Inc., Class A	269,820

11,400	WESCO International Inc., (2)	664,962
	Total Trading Companies & Distributors	934,782

	Wireless Telecommunication Services – 2.4%

29,500	Telephone and Data Systems Inc.	849,305

22,400	T-Mobile US Inc., (2)	957,824
	Total Wireless Telecommunication Services	1,807,129
	Total Long-Term Investments ($78,656,487)	82,142,848

NUVEEN	41

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 0.7%

	REPURCHASE AGREEMENTS – 0.7%

$500	Repurchase Agreement with Fixed Income Clearing Corporation, dated 5/31/16, repurchase price $499,759 collateralized by $420,000 U.S. Treasury Bonds, 3.625%, due 8/15/43, value $510,825	0.030%	6/01/16	$499,759
	Total Short-Term Investments (cost $499,759)			499,759
	Total Investments (cost $79,156,246) – 109.5%			82,642,607

Shares	Description (1)	Value

	COMMON STOCKS SOLD SHORT – (78.6)% (3)

	Aerospace & Defense – (1.5)%

(4,600)	General Dynamics Corporation	$(652,602)

(10,800)	Hexcel Corporation	(471,636)
	Total Aerospace & Defense	(1,124,238)

	Automobiles – (0.7)%

(2,400)	Tesla Motors Inc., (2)	(535,752)

	Banks – (0.9)%

(6,300)	SVB Financial Group, (2)	(694,260)

	Beverages – (1.7)%

(6,900)	Molson Coors Brewing Company, Class B	(684,342)

(3,800)	Monster Beverage Corporation, (2)	(570,000)
	Total Beverages	(1,254,342)

	Biotechnology – (1.5)%

(4,500)	Intercept Pharmaceuticals Incorporated, (2)	(667,620)

(45,100)	Opko Health Inc., (2)	(479,413)
	Total Biotechnology	(1,147,033)

	Building Products – (0.6)%

(7,800)	Fortune Brands Home & Security	(457,626)

	Chemicals – (4.8)%

(2,300)	Ashland Inc.	(260,728)

(24,700)	CF Industries Holdings, Inc.	(683,202)

(9,900)	E.I. Du Pont de Nemours and Company	(647,559)

(14,200)	FMC Corporation	(674,358)

(1,700)	NewMarket Corporation	(688,500)

(5,800)	Praxair, Inc.	(637,188)
	Total Chemicals	(3,591,535)

42	NUVEEN

Shares	Description (1)	Value

	Commercial Services & Supplies – (1.6)%

(44,100)	Covanta Holding Corporation	$(735,147)

(11,500)	Tyco International PLC	(490,130)
	Total Commercial Services & Supplies	(1,225,277)

	Communications Equipment – (0.9)%

(22,300)	CommScope Holding Company Inc., (2)	(694,645)

	Construction Materials – (0.7)%

(7,100)	Eagle Materials Inc.	(556,072)

	Consumer Finance – (1.0)%

(24,000)	OneMain Holdings Inc., (2)	(750,240)

	Containers & Packaging – (0.9)%

(9,800)	Ball Corporation	(708,540)

	Diversified Consumer Services – (0.9)%

(1,300)	Graham Holdings Company	(647,335)

	Electric Utilities – (3.9)%

(18,800)	Alliant Energy Corporation	(696,540)

(12,600)	Eversource Energy	(696,024)

(12,500)	ITC Holdings Corporation	(556,500)

(4,600)	PG&E Corporation	(276,368)

(13,000)	Westar Energy Inc.	(732,290)
	Total Electric Utilities	(2,957,722)

	Electrical Equipment – (0.4)%

(1,300)	Hubbell Inc.	(138,151)

(6,000)	Solarcity Corporation, (2)	(134,340)
	Total Electrical Equipment	(272,491)

	Electronic Equipment, Instruments & Components – (2.0)%

(16,100)	National Instruments Corporation	(459,977)

(17,700)	VeriFone Holdings Inc., (2)	(467,280)

(10,200)	Zebra Technologies Corporation, Class A, (2)	(541,722)
	Total Electronic Equipment, Instruments & Components	(1,468,979)

	Energy Equipment & Services – (3.6)%

(15,600)	Baker Hughes Incorporated	(723,528)

(12,100)	Halliburton Company	(510,378)

(9,400)	Schlumberger Limited	(717,220)

(132,200)	Weatherford International PLC, (2)	(741,642)
	Total Energy Equipment & Services	(2,692,768)

NUVEEN	43

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Food Products – (0.9)%

(14,900)	WhiteWave Foods Company, (2)	$(665,285)

	Health Care Equipment & Supplies – (2.7)%

(5,700)	Boston Scientific Corporation, (2)	(129,447)

(1,500)	DexCom, Inc., (2)	(96,735)

(6,000)	Edwards Lifesciences Corporation, (2)	(591,000)

(6,700)	Idexx Labs Inc., (2)	(586,719)

(5,200)	Zimmer Holdings, Inc.	(634,972)
	Total Health Care Equipment & Supplies	(2,038,873)

	Health Care Providers & Services – (0.9)%

(2,300)	Acadia Healthcare Company Inc., (2)	(135,401)

(32,400)	Brookdale Senior Living Inc., (2)	(581,256)
	Total Health Care Equipment & Supplies	(716,657)

	Hotels, Restaurants & Leisure – (2.3)%

(1,200)	Chipotle Mexican Grill, (2)	(530,352)

(10,600)	Norwegian Cruise Line Holdings Limited, (2)	(491,946)

(7,100)	Wynn Resorts Ltd	(682,878)
	Total Hotels, Restaurants & Leisure	(1,705,176)

	Household Durables – (4.1)%

(13,000)	Garmin Limited	(552,760)

(15,100)	Lennar Corporation, Class A	(688,107)

(3,400)	Mohawk Industries Inc., (2)	(668,746)

(14,300)	Newell Brands Inc.	(681,967)

(16,700)	Taylor Morrison, (2)	(248,830)

(9,500)	Toll Brothers Inc., (2)	(276,925)
	Total Household Durables	(3,117,335)

	Insurance – (0.9)%

(13,500)	Mercury General Corporation	(709,695)

	Internet & Catalog Retail – (1.5)%

(24,000)	Liberty Interactive Corporation, Class A Shares, (2)	(647,520)

(4,700)	NetFlix.com Inc., (2)	(482,079)
	Total Internet & Catalog Retail	(1,129,599)

	Internet Software & Services – (4.7)%

(1,600)	CoStar Group, Inc., (2)	(330,544)

(5,100)	LinkedIn Corporation, Class A Shares, (2)	(696,150)

(62,500)	Pandora Media, Inc., (2)	(736,875)

(43,700)	Twitter Inc., (2)	(665,114)

44	NUVEEN

Shares	Description (1)	Value

	Internet Software & Services (continued)

(17,300)	Yahoo! Inc., (2)	$(656,362)

(16,400)	Yelp Incorporated, (2)	(429,516)
	Total Internet Software & Services	(3,514,561)

	Leisure Products – (1.0)%

(22,500)	Mattel, Inc.	(717,300)

	Machinery – (1.4)%

(13,300)	Donaldson Company, Inc.	(445,683)

(2,200)	Middleby Corporation, (2)	(273,240)

(5,000)	Pentair Limited	(301,200)
	Total Machinery	(1,020,123)

	Media – (1.6)%

(14,900)	Dreamworks Animation SKG Inc., (2)	(599,576)

(27,300)	Lions Gate Entertainment Corporation, Equity	(608,790)
	Total Media	(1,208,366)

	Metals & Mining – (2.5)%

(8,800)	Compass Minerals International, Inc.	(685,960)

(50,800)	Freeport-McMoRan, Inc.	(562,864)

(25,400)	Southern Copper Corporation	(661,670)
	Total Metals & Mining	(1,910,494)

	Multiline Retail – (0.8)%

(6,600)	Dollar Tree Stores Inc., (2)	(597,564)

	Multi-Utilities – (1.1)%

(8,900)	Dominion Resources, Inc.	(643,025)

(7,400)	TECO Energy, Inc.	(203,796)
	Total Multi-Utilities	(846,821)

	Oil, Gas & Consumable Fuels – (7.3)%

(13,800)	Anadarko Petroleum Corporation	(715,668)

(1,700)	Cabot Oil & Gas Corporation	(40,749)

(—) (4)	California Resources Corporation	—

(15,100)	Cheniere Energy Inc., (2)	(485,163)

(5,400)	Cimarex Energy Company	(627,912)

(138,600)	Cobalt International Energy, Inc., (2)	(310,464)

(11,200)	Energen Corporation	(533,344)

(5,500)	Exxon Mobil Corporation	(489,610)

(7,900)	Golar LNG, Limited	(137,460)

(31,100)	Kinder Morgan, Inc.	(562,288)

(8,300)	Occidental Petroleum Corporation	(626,152)

NUVEEN	45

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1)	Value

	Oil, Gas & Consumable Fuels (continued)

(2,400)	Pioneer Natural Resources Company	$(384,768)

(14,500)	Range Resources Corporation	(617,555)
	Total Oil, Gas & Consumable Fuels	(5,531,133)

	Personal Products – (0.9)%

(8,600)	Edgewell Personal Care Co	(683,098)

	Pharmaceuticals – (0.5)%

(1,500)	Allergan PLC, (2)	(353,625)

	Professional Services – (0.9)%

(5,600)	Dun and Bradstreet Inc.	(710,640)

	Real Estate Investment Trust – (0.9)%

(22,500)	Weyerhaeuser Company	(708,750)

	Road & Rail – (0.9)%

(7,200)	Kansas City Southern Industries	(670,320)

	Semiconductors & Semiconductor Equipment – (1.3)%

(10,400)	Microchip Technology Incorporated	(537,472)

(26,400)	SunPower Corporation, (2)	(462,792)
	Total Semiconductors & Semiconductor Equipment	(1,000,264)

	Software – (3.5)%

(39,400)	FireEye Inc., (2)	(627,248)

(8,800)	NetSuite Inc., (2)	(697,928)

(12,200)	Splunk Inc., (2)	(700,890)

(4,300)	Workday Inc., Class A, (2)	(326,112)

(125,500)	Zynga Inc., (2)	(322,535)
	Total Software	(2,674,713)

	Specialty Retail – (2.8)%

(13,500)	CarMax, Inc., (2)	(724,410)

(7,000)	Signet Jewelers Limited	(692,790)

(11,000)	Tiffany & Co.	(681,560)
	Total Specialty Retail	(2,098,760)

	Technology Hardware, Storage & Peripherals – (0.3)%

(10,300)	Stratasys, Inc., (2)	(235,046)

	Textiles, Apparel & Luxury Goods – (1.2)%

(8,800)	Lululemon Athletica Inc., (2)	(572,264)

(8,200)	Under Armour, Inc., (2)	(309,386)
	Total Textiles, Apparel & Luxury Goods	(881,650)

46	NUVEEN

Shares	Description (1)	Value

	Thrifts & Mortgage Finance – (1.0)%

(48,000)	New York Community Bancorp Inc.	$(755,520)

	Tobacco – (0.7)%

(10,600)	Reynolds American Inc.	(526,820)

	Trading Companies & Distributors – (0.5)%

(8,800)	Fastenal Company	(405,064)

	Water Utilities – (1.9)%

(9,300)	American Water Works Company	(689,130)

(22,900)	Aqua America Inc.	(739,899)
	Total Water Utilities	(1,429,029)
	Total Common Stocks Sold Short (proceeds $61,622,890)	(59,341,136)
	Other Assets Less Liabilities – 69.1%	52,173,875
	Net Assets – 100%	$75,475,346

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$82,142,848	$—	$ —	$82,142,848
Short-Term Investments:
Repurchase Agreements	—	499,759	—	499,759
Common Stocks Sold Short	(59,341,136)	—	—	(59,341,136)
Total	$22,801,712	$499,759	$—	$23,301,471

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2016, the cost of investments (excluding common stocks sold short) was $79,796,256.

NUVEEN	47

Nuveen Equity Market Neutral Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding common stocks sold short) as of May 31, 2016, were as follows:

Gross unrealized:
Appreciation	$6,893,248
Depreciation	(4,046,897)
Net unrealized appreciation (depreciation) of investments	$2,846,351

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(3)	The Fund may pledge up to 100% of its eligible long-term investments in the Portfolio of Investments as collateral for Common Stocks Sold Short. As of the end of the reporting period, long-term investments with a value of $20,519,053 have been pledged as collateral for Common Stocks Sold Short.

(4)	Shares round to less than 1.

48	NUVEEN

Nuveen Intelligent Risk Conservative Allocation Fund

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 93.8%

	EXCHANGE-TRADED FUNDS – 93.8%

	Commodity Funds – 10.3%

3,717	PowerShares DB Commodity Index Tracking Fund, (3)	$54,677
1,683	PowerShares DB Gold Fund, (3)	66,849
	Total Commodity Funds	121,526

	Equity Funds – 28.3%

590	iShares® Russell 1000® Index Fund	68,782

574	iShares® Russell 2000® Index Fund	65,999

1,333	iShares® S&P North American Natural Resources Sector Index Fund	42,989

1,784	Vanguard FTSE Developed Markets ETF	65,312

1,109	Vanguard FTSE Emerging Markets ETF	37,473

645	Vanguard REIT ETF	53,980
	Total Equity Funds	334,535

	Fixed Income Funds – 55.2%

1,332	iShares® Barclays 20+ Year Treasury Bond Fund	173,373

2,027	iShares® National AMT-Free Municipal Bond Fund	227,673

7,176	SPDR Barclays Capital High Yield Bond Fund	252,810
	Total Fixed Income Funds	653,856
	Total Long-Term Investments (cost $1,025,754)	1,109,917

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 5.0%

	Money Market Funds – 5.0%

59,666	First American Treasury Obligations Fund, Class Z, 0.188%, (4)	$59,666
	Total Short-Term Investments (cost $59,666)	59,666
	Total Investments (cost $1,085,420) – 98.8%	1,169,583
	Other Assets Less Liabilities – 1.2%	14,602
	Net Assets – 100%	$1,184,185

NUVEEN	49

Nuveen Intelligent Risk Conservative Allocation Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$1,109,917	$—	$—	$1,109,917
Short-Term Investments:
Money Market Funds	59,666	—	—	59,666
Total	$1,169,583	$—	$—	$1,169,583

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2016, the cost of investments was $1,116,286.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2016, were as follows:

Gross unrealized:
Appreciation	$92,268
Depreciation	(38,971)
Net unrealized appreciation (depreciation) of investments	$53,297

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

REIT	Real Estate Investment Trust.

50	NUVEEN

Nuveen Intelligent Risk Growth Allocation Fund

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 97.9%

	EXCHANGE-TRADED FUNDS – 97.9%

	Commodity Funds – 5.8%

4,931	PowerShares DB Commodity Index Tracking Fund, (3)	$72,535
	Total Commodity Funds	72,535

	Equity Funds – 92.1%

839	iShares® Russell 1000® Index Fund	97,811

2,613	iShares® Russell 2000® Index Fund	300,443

8,789	iShares® S&P North American Natural Resources Sector Index Fund	283,445

3,589	Vanguard FTSE Developed Markets ETF	131,393

8,635	Vanguard FTSE Emerging Markets ETF	291,777

660	Vanguard REIT ETF	55,235
	Total Equity Funds	1,160,104
	Total Long-Term Investments (cost $1,192,972)	1,232,639

Shares	Description (1)	Value

	SHORT-TERM INVESTMENTS – 0.9%

	Money Market Funds – 0.9%

12,018	First American Treasury Obligations Fund, Class Z, 0.188%, (4)	$12,018
	Total Short-Term Investments (cost $12,018)	12,018
	Total Investments (cost $1,204,990) – 98.8%	1,244,657
	Other Assets Less Liabilities – 1.2%	14,961
	Net Assets – 100%	$1,259,618

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

NUVEEN	51

Nuveen Intelligent Risk Growth Allocation Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$1,232,639	$—	$—	$1,232,639
Short-Term Investments:
Money Market Funds	12,018	—	—	12,018
Total	$1,244,657	$—	$—	$1,244,657

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2016, the cost of investments was $1,234,192.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2016, were as follows:

Gross unrealized:
Appreciation	$96,338
Depreciation	(85,873)
Net unrealized appreciation (depreciation) of investments	$10,465
(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

(4)	The rate shown is the annualized seven-day effective yield as of the end of the reporting period.

REIT	Real Estate Investment Trust.

52	NUVEEN

Nuveen Intelligent Risk Moderate Allocation Fund

Portfolio of Investments	May 31, 2016 (Unaudited)

Shares	Description (1), (2)	Value

	LONG-TERM INVESTMENTS – 99.0%

	EXCHANGE-TRADED FUNDS – 99.0%

	Commodity Funds – 21.8%

12,291	PowerShares DB Commodity Index Tracking Fund, (3)	$180,801

4,911	PowerShares DB Gold Fund, (3)	195,065
	Total Commodity Funds	375,866

	Equity Funds – 56.4%

34	iShares® Russell 1000® Index Fund	3,964

2,057	iShares® Russell 2000® Index Fund	236,514

4,692	iShares® S&P North American Natural Resources Sector Index Fund	151,317

4,385	Vanguard FTSE Developed Markets ETF	160,535

5,667	Vanguard FTSE Emerging Markets ETF	191,488

2,745	Vanguard REIT ETF	229,729
	Total Equity Funds	973,547

	Fixed Income Funds – 20.8%

2,301	iShares® Barclays 20+ Year Treasury Bond Fund	299,497

515	iShares® Barclays TIPS Bond ETF	58,782
	Total Fixed Income Funds	358,279
	Total Long-Term Investments (cost $1,544,753)	1,707,692
	Other Assets Less Liabilities – 1.0%	17,846
	Net Assets – 100%	$1,725,538

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Exchange-Traded Funds	$1,707,692	$—	$—	$1,707,692

NUVEEN	53

Nuveen Intelligent Risk Moderate Allocation Fund (continued)

Portfolio of Investments	May 31, 2016 (Unaudited)

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of May 31, 2016, the cost of investments was $1,582,304.

Gross unrealized appreciation and gross unrealized depreciation of investments as of May 31, 2016, were as follows:

Gross unrealized:
Appreciation	$164,589
Depreciation	(39,201)
Net unrealized appreciation (depreciation) of investments	$125,388

(1)	All percentages shown in the Portfolio of Investments are based on net assets.

(2)	A copy of the most recent financial statements for these exchange-traded funds can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(3)	Non-income producing; fund has not declared a dividend within the past twelve months.

REIT	Real Estate Investment Trust.

54	NUVEEN

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See Ex-99. CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: July 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: July 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: July 29, 2016